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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-01228

                        Van Kampen Growth and Income Fund
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)


              1221 Avenue of the Americas, New York, New York 10020
--------------------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)


                                 Ronald Robison
              1221 Avenue of the Americas, New York, New York 10020
--------------------------------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-762-4000

Date of fiscal year end: 11/30

Date of reporting period: 8/31/06



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Item 1.  Schedule of Investments.

The Fund's schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

VAN KAMPEN GROWTH AND INCOME FUND

PORTFOLIO OF INVESTMENTS AUGUST 31, 2006 (UNAUDITED)


                                                   NUMBER OF
DESCRIPTION                                          SHARES            VALUE
COMMON STOCKS    91.2%
AEROSPACE & DEFENSE  2.1%
Northrop Grumman Corp.                              1,465,200      $  97,890,012
Raytheon Co.                                        2,243,600        105,920,356
                                                                  --------------
                                                                     203,810,368
                                                                  --------------

ASSET MANAGEMENT & CUSTODY BANKS  1.0%
State Street Corp.                                  1,552,700         95,956,860
                                                                  --------------

AUTOMOBILE MANUFACTURERS  1.0%
Honda Motor Co., Ltd. - ADR (Japan)                 2,699,900         91,472,612
                                                                  --------------

BIOTECHNOLOGY  0.4%
Applera Corp. - Applied Biosystems Group            1,393,100         42,698,515
                                                                  --------------

BROADCASTING & CABLE TV  2.2%
Clear Channel Communications, Inc.                  5,106,184        148,283,583
Comcast Corp., Class A (a)                          1,667,900         58,376,500
                                                                  --------------
                                                                     206,660,083
                                                                  --------------

COMMUNICATIONS EQUIPMENT  0.6%
Motorola, Inc.                                      2,371,000         55,433,980
                                                                  --------------

COMPUTER HARDWARE  0.3%
Hewlett-Packard Co.                                   876,500         32,044,840
                                                                  --------------

DEPARTMENT STORES  0.5%
Kohl's Corp. (a)                                      808,100         50,514,331
                                                                  --------------

DISTILLERS & VINTNERS  0.9%
Diageo PLC - ADR (United Kingdom)                   1,194,700         85,421,050
                                                                  --------------

DIVERSIFIED CHEMICALS  4.0%
Bayer AG - ADR (Germany)                            5,644,300        279,957,280
Du Pont (E.I.) de Nemours & Co.                     2,663,600        106,464,092
                                                                  --------------
                                                                     386,421,372
                                                                  --------------

ELECTRIC UTILITIES  3.6%
American Electric Power Co., Inc.                   2,425,500         88,482,240
Entergy Corp.                                       1,835,400        142,518,810
FirstEnergy Corp.                                   1,897,700        108,282,762
                                                                  --------------

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
                                                                  --------------
                                                                     339,283,812
                                                                  --------------

FOOD RETAIL  0.6%
Kroger Co.                                            812,400         19,343,244
Safeway, Inc.                                         531,900         16,451,667
SUPERVALU, Inc.                                       634,300         18,115,608
                                                                  --------------
                                                                      53,910,519
                                                                  --------------

GOLD  1.2%
Newmont Mining Corp.                                2,309,000        118,336,250
                                                                  --------------

HOUSEHOLD PRODUCTS  1.2%
Kimberly-Clark Corp.                                   76,200          4,834,597
Procter & Gamble Co.                                1,718,900        106,399,910
                                                                  --------------
                                                                     111,234,507
                                                                  --------------

HYPERMARKETS & SUPER CENTERS  1.4%
Wal-Mart Stores, Inc.                               3,021,800        135,134,896
                                                                  --------------

INDUSTRIAL CONGLOMERATES  4.1%
General Electric Co.                                7,053,800        240,252,428
Siemens AG - ADR (Germany)                          1,753,800        149,160,690
                                                                  --------------
                                                                     389,413,118
                                                                  --------------

INDUSTRIAL MACHINERY  0.4%
Ingersoll-Rand Co. Ltd., Class A (Bermuda)            968,400         36,818,568
                                                                  --------------

INSURANCE BROKERS  1.8%
Marsh & McLennan Cos., Inc.                         6,589,200        172,373,472
                                                                  --------------

INTEGRATED OIL & GAS  4.5%
BP PLC - ADR (United Kingdom)                         841,740         57,280,407
ConocoPhillips                                      2,406,880        152,668,398
Exxon Mobil Corp.                                     972,700         65,822,609
Royal Dutch Shell PLC, Class A - ADR
(Netherlands)                                       2,196,200        151,406,028
                                                                  --------------
                                                                     427,177,442
                                                                  --------------

INTEGRATED TELECOMMUNICATION SERVICES  5.5%
Embarq Corp.                                        1,024,573         48,308,617
France Telecom - ADR (France)                       4,113,500         91,813,320
Sprint Nextel Corp.                                10,942,697        185,150,433
Verizon Communications, Inc.                        5,788,014        203,622,333
                                                                  --------------
                                                                     528,894,703
                                                                  --------------

INVESTMENT BANKING & BROKERAGE  4.0%
Charles Schwab Corp.                                8,748,100        142,681,511
Goldman Sachs Group, Inc.                             351,600         52,265,340
Merrill Lynch & Co., Inc.                           2,486,000        182,795,580
                                                                  --------------
                                                                     377,742,431
                                                                  --------------


LIFE & HEALTH INSURANCE  0.4%
Aegon N.V. (Netherlands)                            2,380,800         42,568,704
                                                                  --------------

MANAGED HEALTH CARE  0.7%
Cigna Corp.                                           593,500         67,107,045
                                                                  --------------

MOVIES & ENTERTAINMENT  4.3%
Time Warner, Inc.                                  12,616,100        209,679,582
Viacom Inc., Class B (a)                            3,053,300        110,834,790
Walt Disney Co.                                     3,015,900         89,421,435
                                                                  --------------
                                                                     409,935,807
                                                                  --------------

MULTI-LINE INSURANCE  1.0%
Hartford Financial Services Group, Inc.             1,074,740         92,277,176
                                                                  --------------

OIL & GAS EQUIPMENT & SERVICES  1.0%
Schlumberger, Ltd.                                  1,593,840         97,702,392
                                                                  --------------

OTHER DIVERSIFIED FINANCIAL SERVICES  7.8%
Bank of America Corp.                               2,782,603        143,220,577
Citigroup, Inc.                                     5,597,200        276,221,820
J.P. Morgan Chase & Co.                             7,242,682        330,700,860
                                                                  --------------
                                                                      750,143,257
                                                                  --------------

PACKAGED FOODS & MEATS  2.8%
Cadbury Schweppes PLC - ADR (United Kingdom)        2,526,000        108,037,020
ConAgra Foods, Inc.                                 1,700,500         40,471,900
Unilever N.V. (Netherlands)                         5,160,600        123,028,704
                                                                  --------------
                                                                     271,537,624
                                                                  --------------

PHARMACEUTICALS    15.1%
Abbott Laboratories                                 4,269,200        207,910,040
Bristol-Myers Squibb Co.                            6,620,400        143,993,700
Eli Lilly & Co.                                     3,680,000        205,822,400
GlaxoSmithKline PLC - ADR (United Kingdom)          1,708,900         97,031,342
Pfizer, Inc.                                        5,326,100        146,787,316
Roche Holdings, Inc. - ADR (Switzerland)            2,350,600        216,290,694
Sanofi Aventis - ADR (France)                       1,686,100         75,594,102
Schering-Plough Corp.                              10,155,100        212,749,345
Wyeth                                               2,885,000        140,499,500
                                                                  --------------
                                                                   1,446,678,439
                                                                  --------------

PROPERTY & CASUALTY INSURANCE  4.2%
ACE, Ltd. (Bermuda)                                   244,800         13,184,928
Chubb Corp.                                         2,806,900        140,794,104
Saint Paul Travelers Cos., Inc.                     3,921,886        172,170,795
XL Capital, Ltd. (Bermuda)                          1,212,900         79,614,756
                                                                  --------------
                                                                     405,764,583
                                                                  --------------

REGIONAL BANKS  1.9%

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
Fifth Third Bancorp                                 1,953,000         76,831,020
PNC Financial Services Group, Inc.                  1,520,700        107,650,353
                                                                  --------------
                                                                     184,481,373
                                                                  --------------

RESTAURANTS  0.5%
McDonald's Corp.                                    1,324,700         47,556,730
                                                                  --------------

SEMICONDUCTORS  2.0%
Intel Corp.                                         5,409,200        105,695,768
Micron Technology, Inc. (a)                         5,159,800         89,161,344
                                                                  --------------
                                                                     194,857,112
                                                                  --------------

SOFT DRINKS  1.6%
Coca-Cola Co.                                       3,449,400        154,567,614
                                                                  --------------

SPECIALIZED CONSUMER SERVICES  0.1%
H&R Block, Inc.                                       425,400          8,946,162
                                                                  --------------

SPECIALTY STORES  0.4%
Office Depot, Inc. (a)                              1,048,000         38,608,320
                                                                  --------------

SYSTEMS SOFTWARE  2.0%
Symantec Corp. (a)                                 10,068,100        187,669,384
                                                                  --------------

THRIFTS & MORTGAGE FINANCE  2.9%
Freddie Mac                                         3,132,000        199,195,200
MGIC Investment Corp.                                 736,300         42,609,681
PMI Group, Inc.                                       780,500         33,748,820
                                                                  --------------
                                                                     275,553,701
                                                                  --------------

TOBACCO  1.2%
Altria Group, Inc.                                  1,321,400        110,376,542
                                                                  --------------

TOTAL LONG-TERM INVESTMENTS    91.2%
   (Cost $7,363,342,842)                                           8,727,085,694
                                                                  --------------

SHORT-TERM INVESTMENTS  7.0%
REPURCHASE AGREEMENT  4.2%
State Street Bank & Trust Co. ($406,737,000
par collateralized by U.S. Government
obligations in a pooled cash account, interest
rate of 5.10%, dated 08/31/06, to be sold on
09/01/06 at $406,794,621)                                            406,737,000

UNITED STATES GOVERNMENT AGENCY OBLIGATIONS
2.8%
Federal National Mortgage Association Discount
Notes ($265,000,000  par, yielding 4.98%,
09/01/06 maturity)                                                   265,000,000
                                                                  --------------

TOTAL SHORT-TERM INVESTMENTS
   (Cost $671,737,000)                                               671,737,000
                                                                  --------------

TOTAL INVESTMENTS    98.2%

   (Cost $8,035,079,842)                                           9,398,822,694

OTHER ASSETS IN EXCESS OF LIABILITIES  1.8%                          167,500,287
                                                                  --------------

NET ASSETS    100.0%                                              $9,566,322,981
                                                                  --------------

      Percentages are calculated as a percentage of net assets.

(a)   Non-income producing security as this
      stock currently does not declare dividends.

ADR - American Depositary Receipt

Item 2.  Controls and Procedures.

(a) The Fund's principal executive officer and principal financial officer have concluded that the Fund's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the Fund's internal control over financial reporting that occurred during the registrant's fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund's internal control over financial reporting.

Item 3.  Exhibits.

(a) A certification for the Principal Executive Officer of the registrant is attached hereto as part of EX-99.cert.

(b) A certification for the Principal Financial Officer of the registrant is attached hereto as part of EX-99.cert.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Van Kampen Growth and Income Fund

By: /s/ Ronald E. Robison
    ---------------------
Name: Ronald E. Robison
Title: Principal Executive Officer
Date: October 19, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Ronald E. Robison
    ---------------------
Name: Ronald E. Robison
Title: Principal Executive Officer
Date: October 19, 2006

By: /s/ James W. Garrett
    --------------------
Name: James W. Garrett
Title: Principal Financial Officer
Date: October 19, 2006